DERIVATIVE FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
S D G E Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	43	[1]	25	[1]
Commodity derivative volumes, congestion revenue rights (in millions of megawatt hours)	33	[2]	30	[2]
So Cal Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	2	[1]	0	[1]
Sempra Mexico Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	0	[1]	1	[1]
Sempra Natural Gas Segment [Member]
Schedule Of Commodity Derivative Volumes [Line Items]
Commodity derivative volumes, natural gas (in millions of million British thermal units)	15	[1]	36	[1]
Commodity derivative volumes, electric power (in millions of megawatt hours)	1	[2]	1	[2]

[1]	Million British thermal units
[2]	Megawatt hours